DELAWARE VIP TRUST

Delaware Diversified Income Series
Delaware VIP Growth Opportunities Series
Delaware VIP Select Growth Series
Delaware VIP Trend Series
Delaware VIP U.S. Growth Series

Supplement to the Series'
Standard Class and Service Class Prospectuses
dated April 30, 2004

The following replaces the section of the Prospectuses entitled "Portfolio managers" under "HOW WE MANAGE THE SERIES":

Delaware VIP Diversified Income Series only:

Portfolio managers
Timothy L. Rabe, Paul Grillo and Philip R. Perkins have primary responsibility for making day-to-day investment decisions for the Series. When making decisions for the Series, Messrs. Rabe, Grillo and Perkins regularly consult with Ryan K. Brist and Stephen R. Cianci.

Timothy L. Rabe, Senior Vice President/Senior Portfolio Manager, Mr. Rabe received a bachelor's degree in finance from the University of Illinois. Prior to joining Delaware Investments in 2000, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. Before that, Mr. Rabe worked as a tax analyst for The Northern Trust Company. Mr. Rabe has 9 years of investment company experience and is a CFA charterholder.

Paul Grillo, Senior Vice President/Senior Portfolio Manager, Mr. Grillo holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

Philip R. Perkins, Senior Vice President/Senior Portfolio Manager, Mr. Perkins holds a B.A. from the University of Notre Dame. He joined Delaware Investments in June 2003 from Deutsche Bank A.G., where he served as a Managing Director in Global Markets. He was Chief Operating Officer for the Bank's Emerging Markets Division, based in London. From 1998 to 2001, he was based in Moscow and responsible for Local Markets Trading. Prior to that, Mr. Perkins was Chief Executive Officer of Dinner Key Advisors Inc., a Registered Broker dealer founded to trade derivative mortgage backed bonds with institutional clients. He began his career at Salomon Brothers, where he was a Mortgage/CMO trader from 1985 to 1990.

Ryan K. Brist, Executive Vice President/Managing Director - Fixed Income, Mr. Brist earned his bachelor's degree from Indiana University. Prior to joining Delaware Investments in August 2000, he served as a Senior Trader and Corporate Specialist for Conseco Capital Management's fixed-income group. He previously worked in oil/gas investment banking as an Analyst for Dean Witter Reynolds in New York. He is a Chartered Financial Analyst.

Stephen R. Cianci, Senior Vice President/Senior Portfolio Manager, Mr. Cianci holds a BS and an MBA in Finance from Widener University. He joined Delaware Investments' Fixed Income Department in 1992 as an investment grade quantitative research analyst. In addition to his quantitative research responsibilities, Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder.

Delaware VIP Growth Opportunities Series only:

Portfolio managers
Gerald S. Frey has primary responsibility for making day-to-day investment decisions for Delaware VIP Growth Opportunities Series. When making investment decisions for the Series, Mr. Frey regularly consults with Marshall T. Bassett, Jeffrey W. Hynoski, Steven T. Lampe, Matthew Todorow and Lori P. Wachs.

Gerald S. Frey, Managing Director/Chief Investment Officer, Growth Investing, has 24 years of experience in the money management business and holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Series since March 1997 and was co-manager from June 1996 to March 1997.

Marshall T. Bassett, Senior Vice President/Senior Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large- capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in Economics and an MBA with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995. He previously served as a manager at PriceWaterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant. He has been co-managing the equity portion of the Series since November 2001.

Matthew Todorow, Vice President/Portfolio Manager, holds a BBA from Temple University and an MBA from the University of Georgia's Terry College of Business. Prior to joining Delaware Investments in 2003, he served as Executive Director for Morgan Stanley Investment Management and as Portfolio Manager for the Small/Mid Cap Group; prior to that, he held positions at Keeton Capital Management.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and Oriental Studies.

Delaware VIP Select Growth Series only:

Portfolio managers
Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Delaware VIP Select Growth Series. When making investment decisions for the Series, Mr. Frey regularly consults with Marshall T. Bassett, Jeffrey W. Hynoski, Steven T. Lampe, Matthew Todorow and Lori P. Wachs.

Gerald S. Frey, Managing Director/Chief Investment Officer, Growth Investing, has 24 years of experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Series since its inception.

Marshall T. Bassett, Senior Vice President/Senior Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large- capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in economics and an MBA with a concentration in finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995. He previously served as a manager at PriceWaterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant. He has been co-managing the equity portion of the Series since November 2001.

Matthew Todorow, Vice President/Portfolio Manager, holds a BBA from Temple University and an MBA from the University of Georgia's Terry College of Business. Prior to joining Delaware Investments in 2003, he served as Executive Director for Morgan Stanley Investment Management and as Portfolio Manager for the Small/Mid Cap Group; prior to that, he held positions at Keeton Capital Management.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and Oriental Studies.

Delaware VIP Trend Series only:

Portfolio managers
Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Delaware VIP Trend Series. When making investment decisions for the Series, Mr. Frey regularly consults with Marshall T. Bassett, Jeffrey W. Hynoski, Steven T. Lampe, Matthew Todorow and Lori P. Wachs.

Gerald S. Frey, Managing Director/Chief Investment Officer, Growth Investing, has 24 years of experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been senior portfolio manager for the Series since March 1997 and was Co-Manager from June 1996 to March 1997.

Marshall T. Bassett, Senior Vice President/Senior Portfolio Manager, joined Delaware Investments in 1997. Before joining Delaware Investments, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Prior to joining Delaware Investments, he served as a Vice President at Bessemer Trust Company in the mid- and large- capitalization growth group, where he specialized in the areas of science, technology, and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management and Financial Economics from Pace University.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in economics and an MBA with a concentration in finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995. He previously served as a manager at PriceWaterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant. He has been co-managing the equity portion of the Series since November 2001.

Matthew Todorow, Vice President/Portfolio Manager, holds a BBA from Temple University and an MBA from the University of Georgia's Terry College of Business. Prior to joining Delaware Investments in 2003, he served as Executive Director for Morgan Stanley Investment Management and as Portfolio Manager for the Small/Mid Cap Group; prior to that, he held positions at Keeton Capital Management.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and Oriental Studies.

Delaware VIP U.S. Growth Series only:

Portfolio managers
Gerald S. Frey has primary responsibility for making day-to-day investment decisions for Delaware VIP U.S. Growth Series. Mr. Frey began managing the Series on January 4, 2001. In making investment decisions for the Series, Mr. Frey regularly consults with Marshall T. Bassett, Jeffrey W. Hynoski, Steven T. Lampe, Matthew Todorow and Lori P. Wachs.

Gerald S. Frey, Managing Director/Chief Investment Officer, Growth Investing, has 24 years of experience in the money management business and holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Marshall T. Bassett, Senior Vice President/Senior Portfolio Manager, holds a bachelor's degree and an MBA from Duke University. Prior to joining Delaware Investments in 1997, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies and as a trust officer at Sovran Bank and Trust Company.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in finance from the University of Delaware and an MBA from Pace University.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in economics and an MBA with a concentration in finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995. He previously served as a manager at PriceWaterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant. He has been co-managing the equity portion of the Series since November 2001.

Matthew Todorow, Vice President/Portfolio Manager, holds a BBA from Temple University and an MBA from the University of Georgia's Terry College of Business. Prior to joining Delaware Investments in 2003, he served as Executive Director for Morgan Stanley Investment Management and as Portfolio Manager for the Small/Mid Cap Group; prior to that, he held positions at Keeton Capital Management.

Lori P. Wachs, Vice President/Portfolio Manager, joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and Oriental Studies.

This Supplement is dated February 28, 2005.